EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 0.0%
Consumer Discretionary —0.0%
Despegar.com*	35,797	$230,533

Brazil — 10.0%
Communication Services —0.0%
VTEX, Cl A*	32,527	127,181

Consumer Discretionary —6.9%
Afya, Cl A* (A)	16,321	191,445
Arco Platform, Cl A*	14,105	167,568
CVC Brasil Operadora e Agencia de Viagens*	164,675	107,063
GRUPO DE MODA SOMA	294,400	597,778
Magazine Luiza*	1,693,800	1,256,651
MercadoLibre*	24,186	29,966,454
Pet Center Comercio e Participacoes	201,700	285,111
		32,572,070
Financials —3.0%
Inter*	167,023	410,881
NU Holdings, Cl A*	1,170,983	7,892,425
Pagseguro Digital, Cl A*	116,900	1,163,155
StoneCo, Cl A*	143,860	1,802,566
XP, Cl A*	191,697	3,383,452
		14,652,479
Information Technology —0.1%
Locaweb Servicos de Internet	215,200	318,478
Total Brazil		47,670,208
China — 57.1%
Communication Services —22.4%
Baidu, Cl A*	1,307,554	19,943,403
Bilibili, Cl Z*	130,996	2,133,553
China Literature*	233,600	883,283
China Ruyi Holdings*	2,900,799	648,472
DouYu International Holdings ADR*	186,623	180,166
Fire Rock Holdings* (B)	1,092,000	1,395
Hello Group ADR	92,854	749,332
HUYA ADR*	51,237	149,100
iDreamSky Technology Holdings*	425,200	162,948
iQIYI ADR*	228,519	927,787
Kanzhun ADR*	203,021	2,815,901
Kingsoft	555,600	2,019,202
Kuaishou Technology, Cl B*	1,275,400	8,634,906
Maoyan Entertainment* (A)	207,800	172,011

Description	Shares	Fair Value

China — continued
Communication Services —continued
Meitu (A)	2,219,500	$510,344
NetDragon Websoft Holdings	135,500	244,751
NetEase	1,178,980	19,970,332
Sohu.com ADR*	19,855	224,758
Tencent Holdings	1,088,892	43,203,763
Tencent Music Entertainment Group ADR*	504,683	3,502,500
XD*	140,800	367,817
		107,445,724
Consumer Discretionary —29.7%
Alibaba Group Holding*	3,668,008	36,500,855
JD.com, Cl A	997,544	16,043,278
Meituan, Cl B*	1,542,179	21,709,596
PDD Holdings ADR*	396,587	25,905,063
Prosus	388,884	25,526,213
Tongcheng Travel Holdings*	666,000	1,328,895
Trip.com Group*	326,161	10,466,150
Vipshop Holdings ADR*	327,524	4,690,144
		142,170,194
Consumer Staples —1.5%
Alibaba Health Information Technology*	2,776,000	1,645,405
Dada Nexus ADR*	148,067	689,992
DingDong Cayman ADR* (A)	84,781	197,540
JD Health International*	593,200	3,656,232
Ping An Healthcare and Technology*	292,100	673,883
		6,863,052
Financials —1.1%
FinVolution Group ADR	99,572	384,348
LexinFintech Holdings ADR*	80,513	161,831
Lufax Holding ADR	1,343,672	1,719,900
Qifu Technology ADR	80,975	1,113,406
Up Fintech Holding ADR* (A)	86,299	261,486
Yeahka* (A)	98,800	252,419
ZhongAn Online P&C Insurance, Cl H*	408,500	1,150,631
		5,044,021
Health Care —0.0%
Yidu Tech* (A)	241,700	153,142

Industrials —0.7%
Full Truck Alliance ADR*	536,376	3,116,345

Information Technology —0.7%
Agora ADR*	55,890	153,139

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited) (continued)

Description	Shares	Fair Value

China — continued
Information Technology —continued
China Youzan*	9,036,000	$153,519
Kingdee International Software Group*	1,501,000	1,994,111
Kingsoft Cloud Holdings ADR* (A)	140,152	625,078
Vnet Group ADR*	77,575	199,368
Weimob* (A)	1,137,000	527,233
		3,652,448
Real Estate —1.0%
KE Holdings, Cl A*	1,060,942	5,000,959
Phoenix Tree Holdings ADR* (A)	179,833	—
		5,000,959
Total China		273,445,885
Egypt — 0.1%
Financials —0.1%
Fawry for Banking & Payment Technology Services SAE*	1,274,525	235,106

Germany — 0.0%
Consumer Discretionary —0.0%
Jumia Technologies ADR*	58,741	163,887

Hong Kong — 0.4%
Communication Services —0.1%
Alibaba Pictures Group*	6,820,000	348,482

Financials —0.3%
Futu Holdings ADR* (A)	46,563	1,716,312
Total Hong Kong		2,064,794
India — 9.3%
Communication Services —0.6%
Affle India*	28,927	335,364
Brightcom Group	685,174	154,871
Info Edge India	40,237	1,981,334
Nazara Technologies*	18,672	144,681
		2,616,250
Consumer Discretionary —0.8%
Easy Trip Planners*	256,663	142,553
FSN E-Commerce Ventures*	456,666	690,255
MakeMyTrip*	35,423	923,478
Zomato*	2,484,299	2,073,454
		3,829,740
Energy —6.5%
Reliance Industries	1,044,010	31,168,150

Financials —0.7%
Angel One	21,978	357,437

Description	Shares	Fair Value

India — continued
Financials —continued
ICICI Securities	47,710	$286,063
Indian Energy Exchange	449,947	832,108
Motilal Oswal Financial Services	21,001	161,838
One 97 Communications*	89,926	757,989
PB Fintech*	113,891	834,167
		3,229,602
Industrials —0.4%
IndiaMart InterMesh	8,081	545,091
Indian Railway Catering & Tourism	153,367	1,204,032
TeamLease Services*	6,881	184,767
		1,933,890
Information Technology —0.3%
Happiest Minds Technologies	56,507	628,714
Intellect Design Arena	41,627	294,849
Route Mobile	14,185	246,410
Tanla Platforms	38,774	369,500
		1,539,473
Total India		44,317,105
Indonesia — 1.1%
Consumer Discretionary —1.0%
Bukalapak.com*	17,318,600	244,933
GoTo Gojek Tokopedia, Cl A*	468,247,400	4,591,886
		4,836,819
Financials —0.1%
Bank Jago*	2,994,500	475,444
Total Indonesia		5,312,263
Japan — 1.1%
Communication Services —1.1%
Nexon	261,500	5,326,765

Kazakhstan — 1.9%
Financials —1.9%
Kaspi.KZ JSC GDR	112,847	9,027,760

Poland — 0.7%
Communication Services —0.2%
CD Projekt(A)	37,812	1,077,485

Consumer Discretionary —0.5%
Allegro.eu*	246,672	2,060,022
CCC* (A)	22,088	237,382
		2,297,404
Total Poland		3,374,889

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited) (continued)

Description	Shares	Fair Value

Russia — 0.0%
Communication Services —0.0%
VK GDR* (B) (C)	117,354	$1,174
Yandex, Cl A* (B) (C)	224,241	2,242
		3,416
Consumer Discretionary —0.0%
Ozon Holdings ADR* (B) (C)	125,832	1,258

Financials —0.0%
TCS Group Holding GDR* (B) (C)	89,202	892

Industrials —0.0%
HeadHunter Group ADR* (B) (C)	25,106	251
Total Russia		5,817
Singapore — 4.2%
Communication Services —3.6%
Sea ADR*	298,720	17,149,515

Industrials —0.6%
Grab Holdings, Cl A*	1,024,364	3,052,605
Total Singapore		20,202,120
South Africa — 4.2%
Communication Services —0.2%
MultiChoice Group	181,754	899,587

Consumer Discretionary —4.0%
Naspers, Cl N	128,442	19,294,835
Total South Africa		20,194,422
South Korea — 9.2%
Communication Services —5.7%
AfreecaTV	4,673	264,765
CJ ENM*	6,036	345,629
Com2uSCorp	4,782	239,956
Kakao	172,545	7,306,106
Kakao Games*	20,343	595,461
Krafton*	15,284	2,177,588
NAVER	82,742	12,437,015
NCSoft	9,255	2,238,354
Neowiz*	7,212	271,418
Netmarble*	12,617	531,392
NHN*	8,477	167,656
Pearl Abyss*	16,531	621,508
		27,196,848
Consumer Discretionary —2.8%
Coupang, Cl A*	606,018	9,453,881
Delivery Hero*	104,465	3,897,948
		13,351,829

Description	Shares	Fair Value

South Korea — continued
Financials —0.7%
Danal*	31,810	$102,458
KakaoBank	153,850	3,037,009
Kakaopay*	12,442	563,394
		3,702,861
Total South Korea		44,251,538
Sweden — 0.0%
Information Technology —0.0%
Truecaller, Cl B*	71,391	222,433

Taiwan — 0.3%
Communication Services —0.1%
Gamania Digital Entertainment	118,000	298,768

Consumer Discretionary —0.2%
momo.com	41,880	952,701
PChome Online*	80,000	134,342
		1,087,043
Total Taiwan		1,385,811
United States — 0.1%
Information Technology —0.1%
Ebix	14,327	285,394

Uruguay — 0.1%
Financials —0.1%
Dlocal, Cl A* (A)	47,431	552,097

Total Common Stock
(Cost $664,183,124)		478,268,827

SHORT-TERM INVESTMENT — 0.9%
United States — 0.9%
Invesco Government & Agency Portfolio, Cl Institutional, 5.040% (D)(E)	4,315,975	4,315,975

Total Short-Term Investment
(Cost $4,315,975)		4,315,975

Total Investments in Securities- 100.7%
(Cost $668,499,099)		$482,584,802

Percentages are based on net assets of $479,170,524

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited) (concluded)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 was $3,932,391.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2023 was $4,315,975.
(E)	The rate shown is the 7-day effective yield as of May 31, 2023.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 0.2%
Consumer Discretionary —0.2%
Despegar.com*	4,577	$29,476

Brazil — 23.7%
Communication Services —0.1%
VTEX, Cl A*	4,154	16,242

Consumer Discretionary —12.1%
Afya, Cl A*	2,083	24,434
Arco Platform, Cl A*	1,800	21,384
CVC Brasil Operadora e Agencia de Viagens*	20,841	13,550
GRUPO DE MODA SOMA	37,486	76,115
Magazine Luiza*	216,562	160,670
MercadoLibre*	1,359	1,683,801
Pet Center Comercio e Participacoes	25,538	36,099
		2,016,053
Financials —11.3%
Inter*	21,358	52,541
NU Holdings, Cl A*	150,163	1,012,099
Pagseguro Digital, Cl A*	14,947	148,723
StoneCo, Cl A*	18,397	230,514
XP, Cl A*	24,582	433,872
		1,877,749
Information Technology —0.2%
Locaweb Servicos de Internet	27,445	40,616
Total Brazil		3,950,660
Egypt — 0.2%
Financials —0.2%
Fawry for Banking & Payment Technology Services SAE*	163,587	30,176

Germany — 0.1%
Consumer Discretionary —0.1%
Jumia Technologies ADR*	7,508	20,947

India — 21.5%
Communication Services —2.0%
Affle India*	3,562	41,296
Brightcom Group	126,322	28,553
Info Edge India	5,142	253,200
Nazara Technologies*	2,386	18,488
		341,537
Consumer Discretionary —7.2%
Easy Trip Planners*	1,312,598	729,028

Description	Shares	Fair Value

India — continued
Consumer Discretionary — continued
FSN E-Commerce Ventures*	58,409	$88,286
MakeMyTrip*	4,524	117,941
Zomato*	317,736	265,190
		1,200,445
Energy —7.2%
Reliance Industries	40,239	1,201,306

Financials —2.5%
Angel One	2,804	45,602
ICICI Securities	6,102	36,587
Indian Energy Exchange	57,557	106,443
Motilal Oswal Financial Services	2,680	20,653
One 97 Communications*	11,499	96,925
PB Fintech*	14,565	106,678
		412,888
Industrials —1.4%
IndiaMart InterMesh	1,032	69,612
Indian Railway Catering & Tourism	19,608	153,936
TeamLease Services*	769	20,649
		244,197
Information Technology —1.2%
Happiest Minds Technologies	7,221	80,343
Intellect Design Arena	5,323	37,703
Route Mobile	1,813	31,494
Tanla Platforms	4,957	47,238
		196,778
Total India		3,597,151
Indonesia — 4.1%
Consumer Discretionary —3.7%
Bukalapak.com*	2,216,400	31,346
GoTo Gojek Tokopedia, Cl A*	60,049,300	588,876
		620,222
Financials —0.4%
Bank Jago*	382,700	60,762
Total Indonesia		680,984
Japan — 4.1%
Communication Services —4.1%
Nexon	33,500	682,396

Kazakhstan — 5.3%
Financials —5.3%
Kaspi.KZ JSC GDR	11,113	889,040

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

May 31, 2023 (Unaudited) (concluded)

Description	Shares	Fair Value

Poland — 2.6%
Communication Services —0.8%
CD Projekt	4,831	$137,663

Consumer Discretionary —1.8%
Allegro.eu*	31,545	263,441
CCC*	2,825	30,361
		293,802
Total Poland		431,465
Russia — 0.0%
Communication Services —0.0%
VK GDR* (A) (B)	7,810	78
Yandex, Cl A* (A) (B)	10,305	103
		181
Consumer Discretionary —0.0%
Ozon Holdings ADR* (A) (B)	8,369	84

Financials —0.0%
TCS Group Holding GDR* (A) (B)	5,934	59

Industrials —0.0%
HeadHunter Group ADR* (A) (B)	1,664	17
Total Russia		341
Singapore — 9.3%
Communication Services —7.0%
Sea ADR*	20,232	1,161,519

Industrials —2.3%
Grab Holdings, Cl A*	131,369	391,480
Total Singapore		1,552,999
South Africa — 0.7%
Communication Services —0.7%
MultiChoice Group	23,328	115,461

South Korea — 27.2%
Communication Services —16.1%
AfreecaTV	595	33,712
CJ ENM	784	44,893
Com2uSCorp	607	30,459
Kakao	17,765	752,226
Kakao Games*	2,600	76,105
Krafton*	1,958	278,966
NAVER	6,544	983,634
NCSoft	1,196	289,257
Neowiz*	917	34,510
Netmarble	1,612	67,893
NHN*	1,079	21,340

Description	Shares	Fair Value

South Korea — continued
Communication Services —continued
Pearl Abyss*	2,115	$79,517
		2,692,512
Consumer Discretionary —8.3%
Coupang, Cl A*	56,291	878,140
Delivery Hero*	13,395	499,813
		1,377,953
Financials —2.8%
Danal*	4,071	13,112
KakaoBank	19,730	389,472
Kakaopay*	1,587	71,862
		474,446
Total South Korea		4,544,911
Sweden — 0.2%
Information Technology —0.2%
Truecaller, Cl B*	9,126	28,434

United States — 0.2%
Information Technology —0.2%
Ebix	1,826	36,374

Uruguay — 0.4%
Financials —0.4%
Dlocal, Cl A*	6,060	70,538

Total Common Stock
(Cost $22,267,677)		16,661,353

Total Investments in Securities- 99.8%
(Cost $22,267,677)		$16,661,353

Percentages are based on net assets of $16,692,104.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

EMQ-QH-001-1800